The Company and Summary of Significant Accounting Policies - Schedule of Changes in Contract Assets and Contract Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Contract with Customer Asset and Liability [Line Items]
Account receivables, beginning	$ 0	$ 0	$ 0	$ 83
Amounts billed	23,507	45,927	54,611	25,682
Payments received	(23,507)	(45,927)	(54,611)	(25,765)
Accounts receivables, end	0	0	0	0
Unbilled receivables, beginning	10,044	7,582	7,582	2,858
Billable amounts	18,043	46,791	56,816	30,406
Amounts billed	(23,507)	(45,927)	(54,354)	(25,682)
Unbilled receivables, end	4,580	8,446	10,044	7,582
Contract liabilities, beginning	30,900	14,677	14,677	19,108
Payments received	0	20,000	20,000	367
Revenue recognized	(4,145)	(2,513)	(3,777)	(4,798)
Revenue recognized from change in estimate for performance obligations that are being closed	(16,565)	0
Revenue recognized for performance obligations that will no longer commence	(8,607)	0
Contract liabilities, end	$ 1,583	$ 32,164	$ 30,900	$ 14,677